Schedule of property and equipment by geographic segment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment	$ 2,904	$ 3,055	$ 3,055
United States Market [member]
IfrsStatementLineItems [Line Items]
Property and equipment	2,723	2,851
Europe Country [member]
IfrsStatementLineItems [Line Items]
Property and equipment	29	21
Asia/Pacific [member]
IfrsStatementLineItems [Line Items]
Property and equipment	$ 152	$ 183